Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Carrying Amount Of Goodwill
Beginning Balance Goodwill	$ 3,431	$ 3,431	$ 3,431
Acquisitions	0	0	0
Ending Balance Goodwill	$ 3,431	$ 3,431	$ 3,431